Time charter revenues and related contract balances (Tables)	12 Months Ended
Dec. 31, 2019
Time charter revenues and related contract balances
Schedule of disaggregated revenue

The following tables summarize the disaggregated revenue of the Partnership by segment for the twelve months ended December 31, 2019 and 2018:

	Year ended December 31, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Lease revenues, excluding amortization (2)	$88,889	25,690	—	114,579	(25,690)	$88,889
Time charter service revenues, excluding amortization	60,063	14,095	—	74,158	(14,095)	60,063
Amortization of above market contract intangibles	(3,631)	—	—	(3,631)	—	(3,631)
Amortization of deferred revenue for modifications & drydock	—	2,648	—	2,648	(2,648)	—
Other revenue (3)	115	—	—	115	—	115
Total revenues (4)	$145,436	42,433	—	187,869	(42,433)	$145,436

	Year ended December 31, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Lease revenues, excluding amortization	$89,215	25,690	—	114,905	(25,690)	$89,215
Time charter service revenues, excluding amortization	59,368	15,078	—	74,446	(15,078)	59,368
Amortization of above market contract intangibles	(3,631)	—	—	(3,631)	—	(3,631)
Amortization of deferred revenue for modifications & drydock	—	2,401	—	2,401	(2,401)	—
Other revenue (3)	1,609	—	—	1,609	—	1,609
Total revenues (4)	$146,561	43,169	—	189,730	(43,169)	$146,561
(1)

Eliminations reverse the proportional amounts of revenue for Joint venture FSRUs to reflect the consolidated revenues included in the consolidated income statement. The Partnership’s share of the Joint venture FSRUs revenues is included in Equity in earnings (losses) of joint ventures on the consolidated income statement.

(2)	The financing lease revenues comprise about one-fourth of the total lease revenues for the year ended December 31, 2019.
(3)

Other revenue consists of insurance proceeds received for prior period claims related to repairs under the Mooring warranty and for repairs for the Höegh Gallant. The Partnership was indemnified by Höegh LNG for the cost of the repairs related to the Mooring, subject to repayment to the extent recovered from insurance proceeds. Refer to notes 4 and 18.

(4)

Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.

Schedule of consolidated receivables between lease and service

The following table summarizes the allocation of consolidated receivables between lease and service components:

	As of December 31,
(in thousands of U.S. dollars)	2019	2018
Trade receivable for lease	$2,898	$2,898
Trade receivable for time charter services	2,133	2,658
Total trade receivable and amounts due from affiliates	$5,031	$5,556

Schedule of contract assets and liabilities refund liabilities to customers

The following table summarizes the consolidated contract assets, contract liabilities and refund liabilities to customers, as of December 31, 2019 and 2018:

	Services related
	Contract	Refund liability
(in thousands of U.S. dollars)	asset	to charters
Balance January 1, 2019	$—	$(1,834)
Additions	279	(65)
Reduction for receivables recorded	—	89
Reduction for revenue recognized (excluding amortization)	—	—
Reduction for revenue recognized from previous years	—	497
Repayments of refund liabilities to charterer	—	1,188
Balance December 31, 2019	279	(125)
Netting of contract asset and contract liability	—	—
Balance reflected in balance sheet December 31, 2019	$279	$(125)

	Services related
	Contract	Refund liability
(in thousands of U.S. dollars)	asset	to charters
Balance January 1, 2018	$303	$(6,187)
Additions	—	(1,747)
Reduction for receivables recorded	(303)	—
Reduction for revenue recognized (excluding amortization)	—	—
Reduction for revenue recognized from previous years	—	2,772
Repayments of refund liabilities to charterer	—	3,328
Balance December 31, 2018	—	(1,834)
Netting of contract asset and contract liability	—	—
Balance reflected in balance sheet December 31, 2018	$—	$(1,834)

Schedule of contractual future revenues

As of December 31, 2019, the minimum contractual future revenues to be received under the time charters for the PGN FSRU Lampung, the Höegh Gallant and the Höegh Grace during the next five years and thereafter are as follows:

(in thousands of U.S. dollars)	Service related	Lease related	Total
2020	$24,880	71,100	$95,980
2021	19,703	59,903	79,606
2022	19,703	59,903	79,606
2023	19,703	59,903	79,606
2024	19,703	59,903	79,606
Thereafter	116,386	346,369	462,755
Total - undiscounted	$220,078	657,081	$877,159
Operating lease		$223,644
Financing lease		433,437
Discounting effect		(193,437)
Financing lease receivable		$240,000

Schedule of net investment in financing lease

The financing lease is reflected on the consolidated balance sheets as net investment in financing lease, a receivable, as follows:

	As of December 31,
(in thousands of U.S. dollars)	2019	2018
Minimum lease payments	$589,074	$589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,345)
Initial direct cost, net	3,095	3,095
Net investment in financing lease at origination	297,824	297,824
Principal repayment and amortization	(18,920)	(14,751)
Net investment in financing lease at period end	278,904	283,073
Less: Current portion	(4,551)	(4,168)
Long term net investment in financing lease	$274,353	$278,905

Net investment in financing lease consists of:
Financing lease receivable	$240,000	$247,488
Discounted unguaranteed residual value	38,904	35,585
Net investment in financing lease at period end	$278,904	$283,073